SCHEDULE OF STOCK OPTIONS GRANTED (Details) - shares						3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 23, 2024	Jul. 03, 2024	Apr. 15, 2024	Dec. 15, 2023	Apr. 28, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted						602,487	158,235	111,191	70,925	4,592,428	3,913,694	6,518,044	364,099	370,365
Consultants B [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	46,296
Consultants E [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	23,889
Consultants F [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	3,704
Consultants I [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	5,555
Consultants P [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	3,704
Consultants Q [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	3,704
Strategic Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, Granted	86,852	74,073	7,427	18,716	3,704	33,334